LEASES - Components of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES
Amortization of right-of-use assets	¥ 172,625	¥ 129,869
Interest of lease liabilities	30,856	36,553
Expenses for short-term lease within 12 months	12,634	9,154
Total lease cost	¥ 216,114	¥ 175,576